Label	Element	Value
Quaker Small/Mid-Cap Impact Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Quaker Small/Mid-Cap Impact Value Fund (formerly, Quaker Small-Cap Value Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Quaker Small/Mid-Cap Impact Value Fund (the “Fund”) seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 122% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	122.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect the fees payable under the new advisory contract with the Fund’s investment adviser.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the “Ratio of expenses to average net assets, before fees waived” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (including exchange traded funds (“ETFs”)) and business development companies (“BDCs”). BDCs expenses are similar to the expenses paid by any operating company held by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its assets, plus the amount of any borrowings for investment purposes, in the securities of small- and mid-cap U.S. companies.  The Fund’s adviser, Community Capital Management, Inc. (the “Adviser”) generally considers small- and mid-cap companies to be those companies with a market capitalization range between $250 million and $30 billion.  In selecting securities, the Adviser employs the following strategies:

•
Value Securities.  The Fund invests in companies considered by the Adviser to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics.

•	MLPs/REITs. The Fund may invest in master limited partnerships and real estate investment trusts.

•
Impact Investments. The Fund invests in companies that may have positive impact attributes or specific impact characteristics and maintain neutral posture toward environmental, social and governance (ESG) related risk.

The Adviser uses an internally developed investment process to seek to develop a fully integrated portfolio of securities that includes environmental, social and governance (ESG) factors that can deliver strong financial performance while simultaneously having positive, long-term economic and sustainable impact. Securities are categorized based on the following four-part segmentation:

•	Positive Impact: common and preferred securities whose revenue is more than 50% derived from impact themes.

•
Impact: analysis of established third-party research incorporating various impact/ESG scores and factors; In addition, the net benefit to society is analyzed if less than 50% of revenue comes from positive impact themes but there are other positive policies and procedures.

•	Neutral Impact: does not violate any negative restrictions and has the potential to reach impact status in the future.

•	Negative Impact: companies with the following activities are excluded from the investment process:

✓	Fossil fuel exploration and production; any activity related to coal

✓	Tobacco, chemical manufacturing, weapons, prison management

✓	Regulatory issues, discriminatory labor practices, safety issues, poor CRA ratings

✓	Companies with a material involvement (over 30% of revenue) in: gaming, oil transportation & storage, fuel generation from fossil fuels, and junk food

At the Adviser’s discretion, other companies may also be excluded from the investment process due to their negative impact.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

•
Impact/ESG Risk.  The Adviser may select or exclude securities of certain companies for reasons other than performance and, as a result, the Fund may underperform other funds that do not use an impact/ESG screening process.  Impact/ESG investing is qualitative and subjective by nature.  There is no guarantee that impact/ESG criteria used by the Adviser will reflect beliefs or values of any particular investor.

•
Common Stock Risk.  Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•
Small-Cap and Mid-Cap Securities Risk. The Fund invests in companies with smaller market capitalizations. Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may be less well known to the investment community, and may have more volatile share prices.  Also, smaller companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies.  As a result, small- and mid-capitalization stock prices have greater volatility than large company securities.

•
Value Securities Risk.  The Fund invests in companies that appear to be “undervalued” in the marketplace (i.e., trading at prices below the company’s true worth).  If the Adviser’s perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

•
Master Limited Partnership Risk. The Fund’s exposure to master limited partnerships (MLP) may subject the Fund to greater volatility than investments in traditional securities. The value of MLP and MLP based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

•
Real Estate Investment Risk. The Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies.  Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

•
Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

•
Liquidity Risk. This is the risk that the market for a security or other investment cannot accommodate an order to buy or sell the security or other investment in the desired timeframe and/or at the desired price. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart displays the annual return of the Fund over the past ten years.  The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.  Past performance does not guarantee or predict future results.

Effective January 1, 2018, the Adviser became the investment manager for the Fund.  Effective September 30, 2018, the Fund’s investment strategies and policies were changed to permit the Fund to invest in small- and mid-cap securities of U.S. companies. These changes allowed the Fund to invest in a broader range of securities. Prior to September 30, 2018, the Fund invested primarily in small-cap U.S. companies. The returns prior to this time reflect the Fund’s prior investment adviser and/or sub-adviser and the prior strategies and policies and may not be indicative of future returns.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-220-8888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.quakerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not guarantee or predict future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Advisor Class Shares (formerly Class A Shares) as of December 31, 2017
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performing Quarter: 16.88% in 2nd quarter of 2009 Lowest Performing Quarter: -23.99% in 4th quarter of 2008 The Fund’s cumulative year-to-date return through June 30, 2018 was 3.52%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.99%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 30, 2018, the Fund changed its benchmark from Russell 2000 Index to the Russell 2500 Value Index to better reflect the change in focus from investment primarily in domestic small-cap companies to investing in domestic small- and mid-cap companies. In addition, the Fund will use the Russell 2500 Index as a secondary benchmark.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Fund's after-tax returns were calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other class of shares will vary from the Advisor Class Shares after-tax returns shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows the risks of investing in the Fund by illustrating how the average annual returns for 1-year, 5-years and 10-years for each class of the Fund before taxes compare to those of a broad-based securities market index.  In addition, after-tax returns are presented for Advisor Class Shares of the Fund.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table.  In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns for the other class of shares will vary from the Advisor Class Shares after-tax returns shown.  Past performance (before and after taxes) is not an indication of future results.  Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund's after-tax returns were calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  The after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2017
Quaker Small/Mid-Cap Impact Value Fund | Russell 2500® Value Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500® Value Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.13%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.98%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.50%	[1]
Quaker Small/Mid-Cap Impact Value Fund | Russell 2500® Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.66%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.59%	[1]
Quaker Small/Mid-Cap Impact Value Fund | Russell 2000® Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.71%
Quaker Small/Mid-Cap Impact Value Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_Component2OtherExpensesOverAssets	1.26%
Other Expenses	rr_OtherExpensesOverAssets	1.23%
Acquired Fund Fees And Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 250
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	770
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,316
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,806
Annual Return 2008	rr_AnnualReturn2008	(31.85%)
Annual Return 2009	rr_AnnualReturn2009	20.85%
Annual Return 2010	rr_AnnualReturn2010	25.29%
Annual Return 2011	rr_AnnualReturn2011	(0.07%)
Annual Return 2012	rr_AnnualReturn2012	12.70%
Annual Return 2013	rr_AnnualReturn2013	37.66%
Annual Return 2014	rr_AnnualReturn2014	5.34%
Annual Return 2015	rr_AnnualReturn2015	(3.60%)
Annual Return 2016	rr_AnnualReturn2016	16.36%
Annual Return 2017	rr_AnnualReturn2017	9.30%
Label	rr_AverageAnnualReturnLabel	Advisor Class Return Before Taxes (formerly Class A Shares)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.92%
Quaker Small/Mid-Cap Impact Value Fund | Advisor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Advisor Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.87%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.09%
Quaker Small/Mid-Cap Impact Value Fund | Advisor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Advisor Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.42%
Quaker Small/Mid-Cap Impact Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_Component2OtherExpensesOverAssets	1.26%
Other Expenses	rr_OtherExpensesOverAssets	1.23%
Acquired Fund Fees And Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 225
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	694
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,190
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,554
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.80%

[1]	Effective September 30, 2018, the Fund changed its benchmark from Russell 2000 Index to the Russell 2500 Value Index to better reflect the change in focus from investment primarily in domestic small-cap companies to investing in domestic small- and mid-cap companies. In addition, the Fund will use the Russell 2500 Index as a secondary benchmark.
[2]	The management fee has been restated to reflect the fees payable under the new advisory contract with the Fund's investment adviser.
[3]	The Total Annual Fund Operating Expenses do not correlate to the "Ratio of expenses to average net assets, before fees waived" provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (including exchange traded funds ("ETFs")) and business development companies ("BDCs"). BDCs expenses are similar to the expenses paid by any operating company held by the Fund.